Ordinary Share	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Ordinary Share
21.	Ordinary Share

The Company was incorporated as a limited liability company with authorized share capital of US$50,000 divided into (i) 4,880,496,457 Class A Ordinary Shares of a par value of US$0.00001 each, (ii) 9,519,000 Class A-1 Ordinary Shares with preferential rights (“Class A-1 preferred shares”) of a par value of US$0.00001 each, (iii) 13,663,700 Class A-2 Ordinary Shares with preferential rights (“Class A-2 preferred shares) of a par value of US$0.00001 each, (iv) 75,150,400 Class B Ordinary Shares of a par value of US$0.00001 each and (iii) 21,170,443 Series A Preferred Shares of a par value of US$0.00001 each.

On August 2, 2018, the Founders subscribed for 9,519,000 Class A Ordinary Shares and 75,150,400 Class B Ordinary Shares of the Company with the cash consideration of US$ 15,261,676, in the same proportions as the percentage of equity interest they held in ECMOHO Shanghai before the Reorganization. As of December 31, 2018, consideration of US$6,000,376 has been received, and consideration of US$ 9,261,300 remained outstanding and was presented as subscriptions receivable, a contra-equity balance on the consolidated balance sheets. The remaining consideration of US$9,261,300 was fully received in 2019.

As described in Note 1(b) and Note 19, upon the consummation of the above subscription, preferential rights associated with the 8.36% equity interest acquired by the Founders in ECMOHO Shanghai were removed and exchanged into 9,519,000 preferred shares of the Company, which was considered as an extinguishment of the original preferential rights (Note 19). Simultaneously, the Founders converted the preferred shares to exchange 9,519,000 Class A Ordinary Shares of the Company, and sold 8,880,894 Class A Ordinary Shares out of the 9,519,000 shares to third party investors (Note 19).

In September 2018, the Founders established a trust to hold 2,846,600 of the Company’s issued Class A Ordinary Shares. These ordinary shares were issued by the Company and held in trust for future potential subscription of new investors based on the discretion of the board of directors of the Company. The ordinary shares issued to the trust are accounted for as treasury shares of the Company and presented as such for all periods presented. In August 2019, all the Class A Ordinary Shares held in trust were cancelled. The trust does not hold any other assets or liabilities as at December 31, 2019, nor earn any income or incur any expenses for the years ended December 31, 2018 and 2019.

In November 2019, the Company completed its initial public offering on the NASDAQ Global Select Market of 4,675,000 American Depositary Shares (“ADS”) (including 300,000 ADSs sold upon the exercise of the underwriters’ over-allotment option) (every ADS represents four Class A ordinary shares, for a total ordinary shares offering of 18,700,000 shares). The net proceeds raised from the IPO amounted to approximately US$35.0 million after deducting underwriting discounts and commissions and other offering expenses.

Upon the completion of  the IPO, 9,519,000 Class A-1 and 10,817,100 Class A-2 preferred shares were converted and designated as 20,336,100 Class A ordinary shares on a one-for-one basis, and 7,938,915 Series A preferred shares were converted and designated as 8,999,999 Class A ordinary shares on an average basis of 1-for-1.13 due to the adjustment of initial conversion ratio in accordance with the terms of Series A preferred shares.

The Company has a dual class voting structure under which majority of the ordinary shares held by the Founders are designated as Class B Ordinary Shares and all of the other ordinary shares, including the shares held by others shareholders and the conversion of outstanding Preferred Shares, are designated as Class A Ordinary Shares. Each holder of outstanding Class A Ordinary Shares shall be entitled to cast the number of votes equal to the number of whole Class A Ordinary Shares held by such holder and each holder of outstanding Class B Ordinary Shares shall be entitled to cast the number of votes equal to ten times the number of whole Class B Ordinary Shares held by such holder. In May and November 2020, the board of directors approved the conversion of 3,794,784 shares of the Group’s Class B Ordinary shares to Class A Ordinary shares on a one-for-one basis for one of the Company’s shareholder. As of December 31, 2020, 3,794,784 shares of the Group’s Class B Ordinary shares have been converted to Class A Ordinary shares. On October 23, 2020, the board of directors approved the issuance of 2,000,000 additional shares of Class A Ordinary shares to extent the awards in relation to the Restriction Shares Units (“RSUs”) granted under 2018 Omnibus Incentive Plan. As of December 31, 2020, 2,000,000 shares of Class A Ordinary shares has been issued and 1,590,650 shares are vested (see Note 24).